Acquisition of ACT Group - Summary of Acquisition Date Fair Value of Each Major Class of Consideration Transferred (Details)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [abstract]
Cash	$ 9,041,776
Deferred consideration	958,224
Equity instruments	39,783,820
Total consideration	49,783,820
Net cash outflow arising on acquisition:
Cash consideration	9,041,776
Less: cash and cash equivalent balances acquired	5,623,061
Total net cash outflow arising on acquisition	$ 3,418,715